Benefit Plans (Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Benefit obligation	$ 723,887	$ 748,421
Plan assets	647,573	657,239
Benefit obligation in excess of plan assets	76,314	91,182
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Benefit obligation	723,887	748,421
Plan assets	647,573	657,239
Benefit obligation in excess of plan assets	$ 76,314	$ 91,182